Northern Lights Fund Trust

Princeton L/S Treasury Fund

Incorporated herein by reference is the definitive version of the supplement for Princeton L/S Treasury Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 04, 2018 (SEC Accession No. 0001580642-18-002470.